Revenue - Summary of Group Revenue Disaggregated By Type of Revenue Stream and By Reportable Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	$ 1,156	$ 1,072	$ 1,046
Incentive management fees	160	150	136
Central revenue	170	157	147
Revenue from fee business	1,486	1,379	1,329
Revenue from owned, leased and managed lease hotels	447	351	338
System Fund revenues	1,233	1,242	1,199
Reimbursement of costs	1,171	1,103	1,046
Total revenue	4,337	4,075	3,912
Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,933	1,730	1,667
Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	835	795	781
Incentive management fees	18	16	15
Central revenue	0
Revenue from fee business	853	811	796
Revenue from owned, leased and managed lease hotels	198	188	173
Americas [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,051	999	969
EMEAA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	227	204	194
Incentive management fees	93	90	80
Central revenue	0
Revenue from fee business	320	294	274
Revenue from owned, leased and managed lease hotels	249	163	165
EMEAA [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	569	457	439
Greater China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	94	73	71
Incentive management fees	49	44	41
Central revenue	0
Revenue from fee business	143	117	112
Revenue from owned, leased and managed lease hotels	0
Greater China [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	143	117	112
Central [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	0
Incentive management fees	0
Central revenue	170	157	147
Revenue from fee business	170	157	147
Revenue from owned, leased and managed lease hotels	0
Central [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 170	$ 157	$ 147